As filed with the Securities and Exchange Commission on February 21, 2012

File Nos. 002-11387/811-00558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 117	/ X /

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/ X /

Amendment No.	/ X /

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on (Date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485b under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of February 2012.

THE HARTFORD MUTUAL FUNDS II, INC.

By:    /s/ J. Davey

James E. Davey

Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ J. Davey	President,	February 21, 2012
James E. Davey	Chief Executive Officer

/s/ Tamara L. Fagely	Controller & Treasurer	February 21, 2012
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	February 21, 2012
Lynn S. Birdsong

*	Chairman of the Board	February 21, 2012
Robert M. Gavin, Jr.	and Director

*	Director	February 21, 2012
Duane E. Hill

*	Director	February 21, 2012
Sandra S. Jaffee

*	Director	February 21, 2012
William P. Johnston

*	Director	February 21, 2012
David N. Levenson

*	Director	February 21, 2012
Phillip O. Peterson

*	Director	February 21, 2012
Lemma W. Senbet

*	Director	February 21, 2012
Lowndes A. Smith

/s/ Edward P. Macdonald		February 21, 2012
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 112 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2011).

EXHIBIT INDEX

Exhibit No.

EX-101.INX	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document